Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Acquisition [Abstract]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed	Upon the acquisition, the Company recognized a loss of approximately $0.3 million in fair value change for the previous 19.99% equity interests in Smartconn.
Amount
Total consideration for step acquisition	$12,813,305

Assets acquired and liabilities assumed:
Cash acquired	49,496
Property and equipment, net	305
Intangible assets, net	19,226,106
Current liabilities	(83,496)
Total net assets acquired	19,192,411
Previous held 19.99% Equity Value	(7,962,586)
31% Equity Value with noncontrolling interest	(19,522,079)
Goodwill	$21,105,559
Upon the acquisition, the Company recognized a gain of approximately $2.7 million in fair value change for the previous 35% equity interests in Boxinrui.
Amount
Total consideration for step acquisition	$24,078,675

Assets acquired and liabilities assumed:
Cash acquired	10,258
Other current assets	1,034,968
Property and equipment, net	10,975
Intangible assets, net	17,984,093
Current liabilities	(211,718)
Total net assets acquired	18,828,576
Previous held 31.5% Equity Value	(13,937,461)
10% Equity Value with non-controlling interests	(4,424,591)
Goodwill	$23,612,151